Investment Managers Series Trust
803 W. Michigan Street
Milwaukee, Wisconsin  53233

March 3, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:	Investment Managers Series Trust (the “Trust”) File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Ramius Dynamic Replication Fund, (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment dated March 1, 2011, and filed electronically as Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1360.

Sincerely,

 /s/ JOY AUSILI
Joy Ausili
Investment Managers Series Trust